PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 72.3%
ASSET-BACKED SECURITIES 17.1%
Automobile ABS 1.4%
ARI Fleet Lease Trust, Series 2022-A, Class A2, 144A	3.120%	01/15/31	2,880	$2,857,285
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 144A	0.560	12/11/34	4,698	4,591,248
Enterprise Fleet Financing LLC,
Series 2021-2, Class A2, 144A	0.480	05/20/27	5,876	5,677,368
Series 2022-1, Class A2, 144A	3.030	01/20/28	12,500	12,350,213
GM Financial Consumer Automobile Receivables Trust, Series 2022-2, Class A2	2.520	05/16/25	5,000	4,986,484
Honda Auto Receivables Owner Trust, Series 2020-1, Class A3	1.610	04/22/24	3,107	3,097,314
World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A2	2.630	10/15/24	4,500	4,505,902

				38,065,814

Collateralized Loan Obligations 15.3%
Allegro CLO IV Ltd. (Cayman Islands), Series 2016-1A, Class AR2, 144A, 3 Month LIBOR + 0.950%	1.994 (c)	01/15/30	7,915	7,822,343
Anchorage Capital CLO 7 Ltd. (Cayman Islands), Series 2015-7A, Class AR2, 144A, 3 Month LIBOR + 1.090%	2.328 (c)	01/28/31	5,000	4,947,434
Atlas Senior Loan Fund III Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.830%	2.274 (c)	11/17/27	2,701	2,675,228
Atrium XII (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	1.966 (c)	04/22/27	7,008	6,932,658
Bain Capital Credit CLO (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 0.960%	2.144 (c)	04/23/31	4,000	3,928,378
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-2A, Class A1R, 144A, 3 Month LIBOR + 1.010%	2.073 (c)	10/20/31	18,000	17,606,162
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870%	1.914 (c)	07/15/29	3,722	3,685,733
Benefit Street Partners CLO III Ltd. (Cayman Islands), Series 2013-IIIA, Class A1R2, 144A, 3 Month LIBOR + 1.000%	2.063 (c)	07/20/29	7,199	7,149,601
Benefit Street Partners CLO XII Ltd. (Cayman Islands), Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950%	1.994 (c)	10/15/30	18,000	17,714,722
BlueMountain CLO XXII Ltd. (Cayman Islands), Series 2018-22A, Class A1, 144A, 3 Month LIBOR + 1.080%	2.124 (c)	07/15/31	4,500	4,431,469
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.820%	1.864 (c)	01/17/28	507	506,218

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Canyon Capital CLO Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.000%	2.044%(c)	07/15/30	15,000	$14,812,191
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	2.014 (c)	04/17/31	4,985	4,887,446
Series 2015-5A, Class A1RR, 144A, 3 Month LIBOR + 1.080%	2.143 (c)	01/20/32	18,000	17,659,087
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1R, 144A, 3 Month LIBOR + 1.000%	2.063 (c)	04/20/31	13,000	12,757,074
CIFC Funding Ltd. (Cayman Islands),
Series 2013-3RA, Class A1, 144A, 3 Month LIBOR + 0.980%	2.164 (c)	04/24/31	2,000	1,964,073
Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.010%	2.108 (c)	04/23/29	4,789	4,748,406
Series 2017-2A, Class AR, 144A, 3 Month LIBOR + 0.950%	2.013 (c)	04/20/30	15,000	14,821,447
Elevation CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.230%	2.274 (c)	10/15/29	1,439	1,427,055
Ellington CLO IV Ltd. (Cayman Islands), Series 2019-4A, Class AR, 144A, 3 Month LIBOR + 1.580%	2.624 (c)	04/15/29	5,723	5,716,498
Generate CLO 2 Ltd. (Cayman Islands), Series 2A, Class AR, 144A, 3 Month LIBOR + 1.150%	2.286 (c)	01/22/31	10,340	10,187,209
HPS Loan Management Ltd. (Cayman Islands), Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020%	2.426 (c)	05/06/30	3,500	3,446,112
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1RR, 144A, 3 Month LIBOR + 1.030%	2.214 (c)	04/25/31	7,083	6,955,412
JMP Credit Advisors CLO IV Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.280%	2.324 (c)	07/17/29	10,067	10,003,214
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	2.224 (c)	01/15/31	1,000	985,724
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940%	1.984 (c)	07/18/30	18,000	17,696,371
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020%	2.064 (c)	10/17/31	14,000	13,707,000
Madison Park Funding XVIII Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940%	2.038 (c)	10/21/30	3,000	2,954,952
Madison Park Funding XXX Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750%	1.794 (c)	04/15/29	13,029	12,786,684

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding XXXVIII Ltd. (Cayman Islands), Series 2021-38A, Class X, 144A, 3 Month LIBOR + 0.950%	1.994%(c)	07/17/34	3,500	$3,479,685
Magnetite XVI Ltd. (Cayman Islands), Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800%	1.844 (c)	01/18/28	2,283	2,261,133
Midocean Credit CLO IX (Cayman Islands), Series 2018-9A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.213 (c)	07/20/31	5,250	5,165,557
Midocean Credit CLO V (Cayman Islands), Series 2016-5A, Class AR, 144A, 3 Month LIBOR + 1.120%	2.164 (c)	07/19/28	2,649	2,638,670
Midocean Credit CLO VII (Cayman Islands), Series 2017-7A, Class A1R, 144A, 3 Month LIBOR + 1.040%	2.084 (c)	07/15/29	9,377	9,212,155
Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class ARR, 144A, 3 Month LIBOR + 1.000%	2.011 (c)	10/12/30	13,500	13,270,149
Ocean Trails CLO VII (Cayman Islands), Series 2019-7A, Class AR, 144A, 3 Month LIBOR + 1.010%	2.054 (c)	04/17/30	5,000	4,931,296
Octagon Investment Partners 31 LLC (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.050%	2.113 (c)	07/20/30	8,000	7,917,859
OZLM IX Ltd. (Cayman Islands), Series 2014-9A, Class A1A3, 144A, 3 Month LIBOR + 1.100%	2.163 (c)	10/20/31	18,000	17,630,928
OZLM VI Ltd. (Cayman Islands), Series 2014-6A, Class A1S, 144A, 3 Month LIBOR + 1.080%	2.124 (c)	04/17/31	8,867	8,685,775
OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	2.336 (c)	04/30/27	15	15,316
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	2.174 (c)	01/17/31	1,250	1,237,645
Series 2015-2A, Class A1R2, 144A, 3 Month LIBOR + 1.100%	2.163 (c)	07/20/30	1,400	1,385,118
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1AR, 144A, 3 Month LIBOR + 1.000%	2.063 (c)	10/20/31	10,000	9,754,944
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 144A, 3 Month LIBOR + 1.040%	2.518 (c)	02/20/30	9,714	9,577,293
Sound Point CLO VII-R Ltd. (Cayman Islands), Series 2014-3RA, Class A1R, 144A, 3 Month LIBOR + 1.070%	2.254 (c)	10/23/31	10,000	9,828,080
Sound Point CLO XVII Ltd. (Cayman Islands), Series 2017-3A, Class A1R, 144A, 3 Month LIBOR + 0.980%	2.043 (c)	10/20/30	10,000	9,849,575

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO XXII Ltd. (Cayman Islands), Series 2019-1A, Class AR, 144A, 3 Month LIBOR + 1.080%	2.143%(c)	01/20/32	13,000	$12,755,643
TICP CLO III-2 Ltd. (Cayman Islands), Series 2018-3R, Class A, 144A, 3 Month LIBOR + 0.840%	1.903 (c)	04/20/28	1,147	1,139,959
Trinitas CLO IV Ltd. (Cayman Islands), Series 2016-4A, Class A1L2, 144A, 3 Month LIBOR + 1.100%	2.144 (c)	10/18/31	12,000	11,994,887
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class ARR, 144A, 3 Month LIBOR + 1.030%	2.214 (c)	10/25/28	2,742	2,728,217
Venture XXI CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	1.924 (c)	07/15/27	164	163,938
Venture XXIV CLO Ltd. (Cayman Islands), Series 2016-24A, Class ARR, 144A, 3 Month LIBOR + 0.900%	1.963 (c)	10/20/28	8,705	8,602,239
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1R, 144A, 3 Month LIBOR + 0.970%	2.154 (c)	04/25/31	4,000	3,924,016
Series 2014-1A, Class AAR2, 144A, 3 Month LIBOR + 0.990%	2.034 (c)	04/18/31	1,864	1,833,506
Series 2014-2A, Class A1RR, 144A, 3 Month LIBOR + 1.020%	2.064 (c)	04/17/30	1,689	1,667,809
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A1R, 144A, 3 Month LIBOR + 1.140%	2.203 (c)	10/20/28	4,310	4,258,466
Series 2017-2A, Class A1R, 144A, 3 Month LIBOR + 1.060%	2.123 (c)	10/20/29	1,548	1,528,935
Series 2019-1A, Class A1R, 144A, 3 Month LIBOR + 1.120%	1.374 (c)	07/20/32	20,000	19,491,728
Zais CLO 7 Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	2.334 (c)	04/15/30	244	242,429
Zais CLO 8 Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	1.994 (c)	04/15/29	519	514,332

				422,603,183

Other ABS 0.4%
MMAF Equipment Finance LLC, Series 2022-A, Class A2, 144A	2.770	02/13/25	11,000	10,897,995
SoFi Consumer Loan Program Trust, Series 2021-1, Class A, 144A	0.490	09/25/30	1,745	1,704,294

				12,602,289

TOTAL ASSET-BACKED SECURITIES

(cost $480,090,662)				473,271,286

COMMERCIAL MORTGAGE-BACKED SECURITIES 16.2%
Benchmark Mortgage Trust,
Series 2018-B2, Class A2	3.662	02/15/51	975	975,484
Series 2018-B3, Class A2	3.848	04/10/51	688	687,689

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Benchmark Mortgage Trust, (continued)
Series 2018-B5, Class A2	4.077%	07/15/51	800	$800,369
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	7,117	7,100,818
Series 2014-GC21, Class AAB	3.477	05/10/47	203	203,171
Series 2014-GC23, Class A3	3.356	07/10/47	11,062	10,951,759
Series 2014-GC23, Class AAB	3.337	07/10/47	598	598,221
Series 2014-GC25, Class A3	3.372	10/10/47	6,519	6,452,064
Series 2016-P4, Class A2	2.450	07/10/49	4,211	4,166,153
Series 2017-P8, Class A1	2.065	09/15/50	80	79,977
COMM Mortgage Trust,
Series 2012-CR4, Class A3	2.853	10/15/45	2,414	2,411,528
Series 2012-CR5, Class A4	2.771	12/10/45	4,750	4,747,068
Series 2013-CR11, Class ASB	3.660	08/10/50	307	307,820
Series 2013-CR7, Class ASB	2.739	03/10/46	81	81,485
Series 2013-CR8, Class A4	3.334	06/10/46	454	453,496
Series 2013-CR8, Class A5	3.612 (cc)	06/10/46	5,081	5,093,760
Series 2014-CR16, Class A3	3.775	04/10/47	11,531	11,531,846
Series 2014-CR17, Class ASB	3.598	05/10/47	275	276,089
Series 2014-CR20, Class A3	3.326	11/10/47	4,978	4,933,465
Series 2014-UBS2, Class ASB	3.472	03/10/47	589	590,121
Series 2014-UBS4, Class A4	3.420	08/10/47	12,250	12,141,110
Series 2014-UBS5, Class A3	3.565	09/10/47	25,000	24,804,393
Series 2014-UBS5, Class A4	3.838	09/10/47	13,610	13,554,004
Series 2015-CR22, Class A3	3.207	03/10/48	820	819,502
Series 2015-CR23, Class ASB	3.257	05/10/48	1,232	1,230,510
Series 2015-CR24, Class ASB	3.445	08/10/48	2,266	2,258,099
Series 2015-LC19, Class A3	2.922	02/10/48	18,744	18,341,608
Series 2015-LC23, Class A2	3.221	10/10/48	570	567,824
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A4	3.718	08/15/48	16,716	16,541,593
Series 2016-C5, Class ASB	3.533	11/15/48	2,882	2,878,779
DBJPM Mortgage Trust,
Series 2016-C3, Class A2	1.886	08/10/49	97	94,482
Series 2017-C6, Class A2	2.917	06/10/50	926	924,899
Series 2017-C6, Class A3	3.269	06/10/50	5,400	5,354,069
GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700%	1.661 (c)	11/21/35	5,369	5,274,264
GS Mortgage Securities Trust,
Series 2014-GC18, Class A3	3.801	01/10/47	2,531	2,533,898
Series 2014-GC22, Class A4	3.587	06/10/47	4,840	4,819,998
Series 2014-GC22, Class AAB	3.467	06/10/47	348	348,686
Series 2014-GC24, Class A4	3.666	09/10/47	12,682	12,607,842
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class A3	2.829	10/15/45	1,416	1,414,717
Series 2013-LC11, Class A5	2.960	04/15/46	7,287	7,253,059
Series 2016-JP2, Class ASB	2.713	08/15/49	6,870	6,778,306

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

JPMBB Commercial Mortgage Securities Trust, (continued)
Series 2013-C12, Class A4	3.363%	07/15/45	2,445	$2,436,873
Series 2013-C14, Class ASB	3.761 (cc)	08/15/46	5,031	5,045,786
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	5,940	5,909,981
Series 2014-C18, Class A5	4.079	02/15/47	8,458	8,481,228
Series 2014-C21, Class A4	3.493	08/15/47	16,179	16,070,109
Series 2014-C25, Class ASB	3.407	11/15/47	2,971	2,969,045
Series 2014-C26, Class A3	3.231	01/15/48	19,817	19,458,652
Series 2015-C32, Class A4	3.329	11/15/48	3,500	3,476,491
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4	2.858	11/15/45	1,063	1,061,440
Series 2013-C12, Class ASB	3.824	10/15/46	3,136	3,146,538
Series 2013-C8, Class A4	3.134	12/15/48	4,750	4,743,938
Series 2013-C9, Class AAB	2.657	05/15/46	218	217,567
Series 2014-C15, Class A3	3.773	04/15/47	2,662	2,666,958
Series 2014-C16, Class A4	3.600	06/15/47	23,408	23,364,336
Series 2014-C19, Class ASB	3.326	12/15/47	4,326	4,325,702
Series 2015-C23, Class ASB	3.398	07/15/50	1,535	1,535,097
Morgan Stanley Capital I Trust, Series 2018-H3, Class A2	3.997	07/15/51	541	543,652
Mortgage Repurchase Agreement Financing Trust, Series 2021-S1, Class A1, 144A, 1 Month LIBOR + 0.500%	1.342 (c)	09/10/22	17,000	17,000,000
One New York Plaza Trust, Series 2020-1NYP, Class A, 144A, 1 Month LIBOR + 0.950%	1.825 (c)	01/15/36	19,065	18,572,755
Towd Point Mortgage Trust, Series 2021-SJ1, Class A1, 144A	2.250 (cc)	07/25/68	12,557	12,296,267
UBS Commercial Mortgage Trust, Series 2018-C8, Class A2	3.713	02/15/51	580	581,138
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4	3.091	08/10/49	4,325	4,323,095
Series 2012-C4, Class A5	2.850	12/10/45	26,500	26,485,467
Series 2013-C5, Class A4	3.185	03/10/46	8,311	8,293,390
Series 2013-C6, Class A4	3.244	04/10/46	16,009	15,956,825
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A4	4.218 (cc)	07/15/46	17,500	17,600,084
Series 2013-LC12, Class ASB	3.928 (cc)	07/15/46	3,306	3,323,125
Series 2015-NXS2, Class A2	3.020	07/15/58	172	170,554
Series 2015-NXS2, Class A4	3.498	07/15/58	10,300	10,173,384
Series 2016-C34, Class ASB	2.911	06/15/49	3,976	3,923,745
Series 2017-C42, Class A1	2.338	12/15/50	307	306,354
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

(cost $460,738,613)				447,443,601

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 37.4%
Aerospace & Defense 0.4%
Boeing Co. (The), Sr. Unsec’d. Notes	1.167%	02/04/23	10,000	$9,876,613

Agriculture 0.4%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	1.375	07/23/23	1,000	986,114
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,753,084
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.125	05/01/23	3,000	2,960,239

				10,699,437

Airlines 0.3%
Southwest Airlines Co., Sr. Unsec’d. Notes	4.750	05/04/23	7,500	7,619,745

Auto Manufacturers 2.0%
American Honda Finance Corp., Sr. Unsec’d. Notes, MTN	0.750	08/09/24	4,500	4,284,554
BMW US Capital LLC,
Gtd. Notes, 144A	3.250	04/01/25	7,000	6,974,871
Gtd. Notes, 144A	3.800	04/06/23	4,000	4,036,410
Gtd. Notes, 144A, SOFR + 0.530%	1.117 (c)	04/01/24	4,000	3,988,974
Daimler Finance North America LLC, Gtd. Notes, 144A	0.750	03/01/24	13,500	12,954,648
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, SOFR + 0.300%	1.080 (c)	06/13/22	10,000	9,999,686
Volkswagen Group of America Finance LLC, Sr. Unsec’d. Notes, 144A	3.950	06/06/25	13,250	13,244,038

				55,483,181

Banks 9.8%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.496	03/24/25	12,000	11,911,307
Bank of America Corp., Sr. Unsec’d. Notes, MTN, 3 Month BSBY + 0.430%	1.938 (c)	05/28/24	15,000	14,937,968
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes	1.625	05/01/23	6,000	5,947,187
Sr. Unsec’d. Notes, SOFR + 0.460%	1.086 (c)	01/10/25	7,750	7,659,181
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A	0.650	02/27/24	7,250	6,933,145
Sr. Unsec’d. Notes, 144A, SOFR + 0.410%	1.176 (c)	02/04/25	20,000	19,725,994
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, SOFR + 0.420%	0.542 (c)	10/18/24	10,000	9,890,108
Sr. Unsec’d. Notes, SOFR + 0.800%	1.319 (c)	03/17/23	6,000	6,006,993
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, SOFR + 0.300%	0.409 (c)	01/12/24	5,500	5,475,710
Credit Agricole Corporate & Investment Bank SA (France), MTN	0.400	01/15/23	11,600	11,250,419
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, SOFR + 0.390%	0.554 (c)	02/02/24	3,750	3,719,514
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, SOFR + 0.500%	1.282 (c)	11/08/23	20,000	19,837,523
Fifth Third Bank NA, Sr. Unsec’d. Notes, BKNT	1.800	01/30/23	5,000	4,974,366

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.053%	2.908%(c)	06/05/23	7,314	$7,314,000
Sr. Unsec’d. Notes, SOFR + 0.538%	0.627 (c)	11/17/23	5,000	4,937,887
JPMorgan Chase & Co., Sr. Unsec’d. Notes, SOFR + 0.490%	0.768 (c)	08/09/25	15,000	14,133,832
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.623	07/18/22	3,500	3,504,056
Sr. Unsec’d. Notes	2.665	07/25/22	3,044	3,049,236
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	10,000	10,098,591
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%	2.584 (c)	10/24/23	4,750	4,761,753
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	3.500	06/09/25	7,250	7,250,000
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	0.400	12/07/23	3,750	3,615,070
Sr. Unsec’d. Notes, 144A	1.200	04/23/23	3,000	2,963,328
NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	1.970 (c)	03/22/25	9,000	9,026,254
Nordea Bank Abp (Finland), Sr. Unsec’d. Notes, 144A	0.625	05/24/24	9,500	9,023,058
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, SOFR + 0.340%	0.440 (c)	10/07/24	10,000	9,885,426
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	0.650	09/09/24	11,250	10,605,941
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A, SOFR + 0.440%	0.903 (c)	09/16/24	7,500	7,447,642
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	0.399 (c)	09/10/24	8,000	7,900,761
Sr. Unsec’d. Notes, MTN, SOFR + 0.480%	1.207 (c)	01/27/23	7,138	7,134,286
Truist Bank,
Sr. Unsec’d. Notes, BKNT, SOFR + 0.200%	0.322 (c)	01/17/24	10,000	9,916,850
Sr. Unsec’d. Notes, BKNT, SOFR + 0.730%	1.169 (c)	03/09/23	2,000	2,000,534
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A	0.450	02/09/24	3,000	2,868,982
Sr. Unsec’d. Notes, 144A, SOFR + 0.360%	1.142 (c)	02/09/24	4,500	4,476,281

				270,183,183

Beverages 1.4%
Coca-Cola Europacific Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.500	05/05/23	5,600	5,462,417
Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	2,857,809
Keurig Dr Pepper, Inc., Gtd. Notes	0.750	03/15/24	25,000	24,013,429
PepsiCo, Inc., Sr. Unsec’d. Notes	0.400	10/07/23	5,500	5,372,785

				37,706,440

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Biotechnology 0.1%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	0.750%	09/29/23	2,250	$2,190,236

Building Materials 0.1%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	0.650	07/15/23	2,250	2,196,621

Chemicals 0.2%
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250	09/27/23	1,000	994,023
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	1.900	05/13/23	3,000	2,969,844
Westlake Corp., Sr. Unsec’d. Notes	0.875	08/15/24	2,750	2,636,371

				6,600,238

Computers 0.9%
Apple, Inc., Sr. Unsec’d. Notes	1.700	09/11/22	5,000	5,002,959
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	4.400	10/15/22	18,535	18,626,208

				23,629,167

Cosmetics & Personal Care 0.2%
GSK Consumer Healthcare Capital US LLC, Gtd. Notes, 144A, SOFR + 0.890%	1.431 (c)	03/24/24	6,250	6,252,328

Diversified Financial Services 2.9%
AIG Global Funding, Sr. Sec’d. Notes, 144A	0.650	06/17/24	12,750	12,103,076
Air Lease Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	1.176 (c)	12/15/22	20,000	19,976,225
American Express Co., Sr. Unsec’d. Notes	3.400	02/27/23	10,000	10,079,034
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	24,000	24,150,958
Capital One Financial Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	1.959 (c)	01/30/23	1,660	1,660,904
Citigroup Global Markets Holdings, Inc., Gtd. Notes, MTN	0.750	06/07/24	13,250	12,620,495

				80,590,692

Electric 3.4%
American Electric Power Co., Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%	1.766 (c)	11/01/23	3,000	3,004,513
CenterPoint Energy, Inc., Sr. Unsec’d. Notes, SOFR + 0.650%	0.878 (c)	05/13/24	10,000	9,871,159
DTE Energy Co.,
Sr. Unsec’d. Notes	0.550	11/01/22	12,000	11,938,543
Sr. Unsec’d. Notes	2.250	11/01/22	8,000	7,993,553
Entergy Louisiana LLC, First Mortgage	0.620	11/17/23	2,569	2,484,102
Florida Power & Light Co., Sr. Unsec’d. Notes, SOFR + 0.250%	0.436 (c)	05/10/23	12,000	11,931,910
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.940	03/21/24	15,000	14,926,473
OGE Energy Corp., Sr. Unsec’d. Notes	0.703	05/26/23	3,500	3,417,793
PPL Electric Utilities Corp.,
First Mortgage	2.500	09/01/22	4,800	4,799,133
First Mortgage, SOFR + 0.330%	0.393 (c)	06/24/24	2,250	2,233,567
Southern California Edison Co., First Mortgage	4.200	06/01/25	14,250	14,330,560

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
WEC Energy Group, Inc., Sr. Unsec’d. Notes	0.800%	03/15/24	7,250	$6,929,268

				93,860,574

Entertainment 0.3%
Magallanes, Inc., Gtd. Notes, 144A, SOFR + 1.780%	2.257 (c)	03/15/24	7,500	7,552,949

Food 0.6%
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650	06/03/24	3,500	3,351,264
McCormick & Co., Inc., Sr. Unsec’d. Notes	2.700	08/15/22	7,685	7,692,526
Nestle Holdings, Inc., Gtd. Notes, 144A	0.375	01/15/24	5,000	4,814,698

				15,858,488

Forest Products & Paper 0.3%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.734	07/15/23	7,000	7,064,479

Gas 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	1.023 (c)	03/09/23	5,250	5,248,295

Healthcare-Products 1.3%
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A	0.868	12/01/23	10,000	9,667,103
Sr. Unsec’d. Notes, 144A, SOFR + 0.260%	0.615 (c)	12/01/23	20,000	19,825,162
Stryker Corp., Sr. Unsec’d. Notes	0.600	12/01/23	1,250	1,206,191
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes, SOFR + 0.530%	1.193 (c)	10/18/24	6,750	6,699,004

				37,397,460

Healthcare-Services 0.2%
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	0.550	05/15/24	7,250	6,948,823

Household Products/Wares 0.7%
Avery Dennison Corp., Sr. Unsec’d. Notes	0.850	08/15/24	12,350	11,709,535
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A, 3 Month LIBOR + 0.560%	1.514 (c)	06/24/22	8,000	8,000,686

				19,710,221

Insurance 2.1%
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750	03/15/23	4,853	4,874,101
Corebridge Financial, Inc., Sr. Unsec’d. Notes, 144A	3.500	04/04/25	8,000	7,927,441
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A	0.800	08/12/24	3,000	2,835,462
Sec’d. Notes, 144A, SOFR + 0.390%	0.487 (c)	04/06/23	10,000	9,978,033
New York Life Global Funding,
Sec’d. Notes, 144A	2.900	01/17/24	4,190	4,181,750
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	1.451 (c)	07/12/22	3,000	2,999,780

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Pacific Life Global Funding II, Sr. Sec’d. Notes, 144A	0.500%	09/23/23	4,750	$4,608,543
Principal Life Global Funding II,
Sec’d. Notes, 144A	0.500	01/08/24	7,250	6,953,981
Sec’d. Notes, 144A, SOFR + 0.450%	1.085 (c)	04/12/24	1,250	1,246,716
Protective Life Global Funding,
Sec’d. Notes, 144A	0.631	10/13/23	4,250	4,125,196
Sr. Sec’d. Notes, 144A	0.473	01/12/24	10,000	9,567,367

				59,298,370

Iron/Steel 0.3%
Nucor Corp., Sr. Unsec’d. Notes	3.950	05/23/25	8,000	8,089,892

Machinery-Constructions & Mining 0.9%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN	0.450	09/14/23	10,000	9,737,560
Sr. Unsec’d. Notes, MTN, SOFR + 0.150%	0.401 (c)	11/17/22	15,000	14,985,488

				24,723,048

Machinery-Diversified 0.4%
CNH Industrial Capital LLC, Gtd. Notes	3.950	05/23/25	12,500	12,539,172

Media 0.1%
Walt Disney Co. (The), Gtd. Notes, 3 Month LIBOR + 0.390%	1.970 (c)	09/01/22	3,000	3,000,928

Miscellaneous Manufacturer 0.5%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	0.550	09/01/23	3,000	2,910,377
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100	01/09/23	10,000	10,026,059

				12,936,436

Oil & Gas 0.5%
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	1.571	04/15/23	4,000	3,982,210
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.330%	1.741 (c)	08/16/22	4,000	3,999,724
Phillips 66, Gtd. Notes	0.900	02/15/24	4,000	3,865,388
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	0.550	05/15/23	2,500	2,447,681

				14,295,003

Pharmaceuticals 2.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.250	10/01/22	17,000	17,017,396
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	2.155 (c)	11/21/22	3,000	3,001,670
AmerisourceBergen Corp., Sr. Unsec’d. Notes	0.737	03/15/23	12,000	11,827,826
Astrazeneca Finance LLC, Gtd. Notes	0.700	05/28/24	12,250	11,738,743
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	0.537	11/13/23	10,000	9,736,948
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	0.534	10/01/23	6,500	6,335,824

				59,658,407

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines 0.9%
Enbridge, Inc. (Canada), Gtd. Notes	0.550%	10/04/23	8,000	$7,744,850
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes, 144A	0.625	04/28/23	5,250	5,126,341
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	1.000	10/12/24	9,750	9,237,749
Sr. Unsec’d. Notes	2.500	08/01/22	3,000	3,001,112

				25,110,052

Real Estate Investment Trusts (REITs) 0.3%
Public Storage, Sr. Unsec’d. Notes, SOFR + 0.470%	1.175 (c)	04/23/24	8,500	8,479,237

Retail 0.4%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A	0.625	02/10/23	1,750	1,725,758
Sr. Unsec’d. Notes, 144A	0.800	02/10/24	2,250	2,156,562
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.700	04/15/25	6,000	5,980,012

				9,862,332

Savings & Loans 0.3%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	0.550	01/22/24	9,750	9,342,900

Semiconductors 1.1%
Analog Devices, Inc., Sr. Unsec’d. Notes, SOFR + 0.250%	0.333 (c)	10/01/24	2,000	1,984,517
Microchip Technology, Inc., Sr. Sec’d. Notes	0.972	02/15/24	28,500	27,331,470

				29,315,987

Software 0.6%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.600	03/01/24	5,750	5,503,874
Infor, Inc., Sr. Unsec’d. Notes, 144A	1.450	07/15/23	1,200	1,173,159
Oracle Corp., Sr. Unsec’d. Notes	2.500	10/15/22	9,000	9,007,576

				15,684,609

Telecommunications 1.0%
NTT Finance Corp. (Japan), Gtd. Notes, 144A	0.583	03/01/24	6,500	6,221,556
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	0.750	03/22/24	8,000	7,741,191
Sr. Unsec’d. Notes, SOFR + 0.500%	1.021 (c)	03/22/24	7,000	6,969,281
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.500	09/26/22	8,000	8,007,209

				28,939,237

Transportation 0.1%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.875	06/01/22	3,000	3,000,000
TOTAL CORPORATE BONDS

(cost $1,044,307,028)				1,030,944,780

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT 1.6%
Banks 1.6%
Lloyds Bank Corporate Markets PLC (United Kingdom), SOFR + 0.540%	1.320%(c)		01/31/24	15,000	$14,947,563
Skandinaviska Enskilda Banken AB (Sweden), SOFR + 0.730%	1.510 (c)		03/17/23	15,000	15,025,182
Standard Chartered Bank (United Kingdom), SOFR + 0.420%	1.200 (c)		07/28/23	13,000	12,984,166
TOTAL CERTIFICATES OF DEPOSIT

(cost $42,995,670)					42,956,911

TOTAL LONG-TERM INVESTMENTS
(cost $2,028,131,973)					1,994,616,578

				Shares
SHORT-TERM INVESTMENTS 27.9%
UNAFFILIATED MUTUAL FUND 5.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $156,374,259)				156,374,259	156,374,259

	Interest Rate		Maturity Date	Principal Amount (000)#
TIME DEPOSIT 0.0%
BNP Paribas (France) (cost $10,726)	0.400		06/01/22	11	10,726

CERTIFICATES OF DEPOSIT 5.8%
Banks 5.8%
BNP Paribas SA (France), SOFR + 0.510%	1.290 (c)		09/21/22	7,000	7,003,825
Mizuho Bank Ltd.	0.950		06/16/22	5,000	5,000,141
MUFG Bank Ltd.,	0.300		10/25/22	10,000	9,935,225
MUFG Bank Ltd., SOFR + 0.500%	1.280 (c)		06/09/22	5,000	5,000,554
Nordea Bank Abp (Finland),
SOFR + 0.500%	1.280	(c)	09/09/22	15,000	15,009,435
SOFR + 0.540%	1.320	(c)	05/26/23	15,000	14,997,462
Norinchukin Bank (The)	0.900		06/17/22	12,500	12,499,796
Norinchukin Bank (The)	0.950		06/22/22	12,500	12,499,711
Royal Bank of Canada (Canada)	0.250		06/01/22	10,000	9,999,846
Standard Chartered Bank (United Kingdom), SOFR + 0.620%	1.400 (c)		06/23/22	25,000	25,007,262
Sumitomo Mitsui Banking Corp. (Japan)	0.810		06/01/22	17,500	17,500,004
Svenska Handelsbanken (Sweden), SOFR +0.700%	1.480 (c)		03/15/23	25,000	25,038,510
TOTAL CERTIFICATES OF DEPOSIT

(cost $159,500,000)					159,491,771

COMMERCIAL PAPER 15.8%
Alexandria Real Estate Equities, Inc. 144A	1.100 (s)		06/01/22	12,500	12,499,680
Alexandria Real Estate Equities, Inc. 144A	1.151 (s)		06/08/22	12,500	12,497,434
Alimentation Couche-Tard, Inc. (Canada) 144A	1.301 (s)		06/23/22	12,000	11,990,347
BNP Paribas SA (France), SOFR + 0.420% 144A	1.200 (c)		12/07/22	20,000	19,998,946

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Cabot Corp. 144A	1.251%(s)	06/16/22	10,000	$9,995,036
Enbridge, Inc. 144A	1.302 (s)	06/21/22	22,000	21,983,009
Enel Finance America LLC 144A	0.392 (s)	07/14/22	5,000	4,991,658
Enel Finance America LLC 144A	0.392 (s)	07/15/22	5,000	4,991,437
Enel Finance America LLC 144A	1.402 (s)	06/21/22	10,000	9,993,175
Federation des Caisses Desjardins du Quebec (Canada) 144A	0.841 (s)	06/10/22	15,000	14,996,571
Fortive Corp. 144A	1.251 (s)	06/13/22	25,000	24,990,215
Fortive Corp. 144A	1.251 (s)	06/14/22	5,000	4,997,871
Glencore Funding LLC 144A	1.301 (s)	06/22/22	10,000	9,992,599
Glencore Funding LLC 144A	1.302 (s)	06/21/22	10,000	9,993,000
Glencore Funding LLC 144A	1.302 (s)	06/23/22	10,000	9,992,193
Healthpeak Properties, Inc. 144A	1.302 (s)	06/21/22	15,000	14,989,500
Healthpeak Properties, Inc. 144A	1.353 (s)	06/08/22	10,000	9,997,642
Hitachi America Capital Ltd. 144A	1.100 (s)	06/08/22	15,000	14,996,624
Ingredion, Inc. 144A	1.151 (s)	06/02/22	10,000	9,999,449
Ingredion, Inc. 144A	1.151 (s)	06/06/22	5,000	4,999,155
Johnson Controls International PLC (Ireland) 144A	1.130 (s)	06/10/22	10,000	9,997,078
Johnson Controls International PLC (Ireland) 144A	1.301 (s)	06/21/22	15,000	14,989,763
Mitsubishi Corp. (Americas) 144A	0.951 (s)	06/23/22	15,000	14,990,934
National Securities Clearing Corp. 144A	0.850 (s)	06/02/22	20,000	19,999,108
Swedbank AB (Sweden), SOFR + 0.410%	1.190 (c)	11/12/22	20,000	20,001,474
Totalenergies Capital Canada Ltd. (Canada) 144A	0.951 (s)	06/06/22	15,000	14,997,776
Totalenergies Capital Canada Ltd. (Canada) 144A	0.951 (s)	06/09/22	5,000	4,998,850
TransCanada PipeLines Ltd. (Canada) 144A	1.251 (s)	06/15/22	15,000	14,993,088
UBS AG (United Kingdom) 144A, SOFR + 0.170%	0.686 (c)	09/21/22	3,500	3,498,529
Volvo Treasury AB (Sweden) 144A	1.201 (s)	06/17/22	20,000	19,989,356
VW Credit, Inc. 144A	1.251 (s)	06/07/22	15,000	14,997,026
Waste Management, Inc. 144A	0.301 (s)	09/09/22	6,500	6,469,491
Waste Management, Inc. 144A	0.321 (s)	07/11/22	8,500	8,486,922
Welltower, Inc. 144A	1.249 (s)	06/17/22	19,000	18,989,888
Welltower, Inc. 144A	1.251 (s)	06/21/22	10,000	9,993,175
TOTAL COMMERCIAL PAPER

(cost $436,324,852)				436,277,999

U.S. GOVERNMENT AGENCY OBLIGATION 0.6%
Federal Home Loan Bank Discount Notes (cost $17,490,832)	0.821 (s)	06/24/22	17,500	17,490,871

Value
TOTAL SHORT-TERM INVESTMENTS
(cost $769,700,669)	$769,645,626

TOTAL INVESTMENTS 100.2% (cost $2,797,832,642)	2,764,262,204
Liabilities in excess of other assets (0.2)%	(5,457,913)

NET ASSETS 100.0%	$2,758,804,291

Below is a list of the abbreviation(s) used in the quarterly report:

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A-Annual payment frequency for swaps

BKNT-Bank Note

BSBY-Bloomberg Short-Term Bank Yield Index

CLO-Collateralized Loan Obligation

FEDL01-1 Day Overnight FED Funds Effective Rate

GMTN-Global Medium Term Note

LIBOR-London Interbank Offered Rate

MTN-Medium Term Note

Q-Quarterly payment frequency for swaps

S-Semiannual payment frequency for swaps

SOFR-Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.

Futures contracts outstanding at May 31, 2022:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:

23	2 Year U.S. Treasury Notes	Sep. 2022	$4,855,336	$(6,660)

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Interest rate swap agreements outstanding at May 31, 2022:

Notional Amount(000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2022	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:

3,250	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	$ 435	$(23,494)	$(23,929)

22,000	08/22/22	1.421%(S)	3 Month LIBOR(1)(Q)	(2,258)	(69,744)	(67,486)

19,000	09/03/22	1.919%(S)	3 Month LIBOR(1)(Q)	(19,553)	(76,584)	(57,031)

25,000	01/30/23	1.467%(S)	3 Month LIBOR(1)(Q)	(5,552)	30,610	36,162

8,000	07/02/22	(0.001)%(S)	FEDL01(1)(A)	7	21,063	21,056

2,000	12/10/22	0.362%(S)	FEDL01(1)(A)	7	15,120	15,113

7,000	01/14/23	(0.006)%(S)	FEDL01(1)(A)	41	96,394	96,353

5,000	04/13/23	(0.013)%(S)	FEDL01(1)(A)	51	101,633	101,582

8,560	05/11/23	2.250%(S)	FEDL01(1)(A)	(199,543)	(1,635)	197,908

18,000	06/07/23	0.148%(S)	FEDL01(1)(A)	97	407,014	406,917

75,000	07/26/23	0.192%(S)	FEDL01(1)(A)	183	1,921,975	1,921,792

5,000	12/07/23	0.221%(S)	FEDL01(1)(A)	98	176,755	176,657

8,750	02/04/24	0.133%(S)	FEDL01(1)(A)	5,731	363,031	357,300

48,000	03/01/24	0.230%(S)	FEDL01(1)(A)	14,324	846,608	832,284

31,000	03/15/24	0.276%(S)	FEDL01(1)(A)	279	644,005	643,726

7,000	03/18/24	0.278%(S)	FEDL01(1)(A)	99	291,482	291,383

3,000	04/26/24	0.305%(S)	FEDL01(1)(A)	99	130,825	130,726

16,750	05/20/24	0.296%(S)	FEDL01(1)(A)	123	756,242	756,119

10,900	06/07/24	0.318%(S)	FEDL01(1)(A)	117	481,446	481,329

12,750	06/16/24	0.304%(S)	FEDL01(1)(A)	122	577,075	576,953

8,000	08/31/24	0.399%(S)	FEDL01(1)(A)	120	379,674	379,554

11,000	09/06/23	2.114%(S)	SOFR(1)(A)	156	20,172	20,016

4,000	09/11/23	1.423%(S)	SOFR(1)(A)	135	43,672	43,537

8,000	10/01/23	0.251%(S)	SOFR(1)(A)	112	232,262	232,150

10,000	12/01/23	2.634%(S)	SOFR(1)(A)	163	(30,660)	(30,823)

46,000	03/09/24	1.440%(S)	SOFR(1)(A)	28,560	805,122	776,562

12,500	03/25/24	2.055%(S)	SOFR(1)(A)	161	80,627	80,466

Interest rate swap agreements outstanding at May 31, 2022 (continued):

Notional Amount(000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2022	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d):

68,000	03/31/24	2.305%(S)	SOFR(1)(A)	$244,683	$130,650	$(114,033)

26,250	05/11/24	0.300%(S)	SOFR(1)(A)	(14,779)	477,534	492,313

15,000	08/05/24	0.261%(S)	SOFR(1)(A)	133	734,238	734,105

22,000	08/08/24	2.512%(S)	SOFR(1)(A)	112,067	(22,401)	(134,468)

3,000	08/13/24	0.368%(S)	SOFR(1)(A)	115	138,998	138,883

12,500	09/01/24	2.500%(S)	SOFR(1)(A)	4,313	22,503	18,190

51,000	09/09/24	0.368%(S)	SOFR(1)(A)	68,037	1,258,007	1,189,970

9,750	10/12/24	0.511%(S)	SOFR(1)(A)	135	451,232	451,097

12,000	03/21/25	1.998%(S)	SOFR(1)(A)	165	161,350	161,185

83,500	03/30/25	2.418%(S)	SOFR(1)(A)	377,315	147,509	(229,806)

16,000	05/11/25	0.450%(S)	SOFR(1)(A)	15,150	981,539	966,389

				$631,648	$12,701,849	$12,070,201

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).